SHAREHOLDERS' EQUITY (Schedule of Awards Authorized to be Issued) (Details) - 2018 Incentive Plan [Member]	Dec. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Upon adoption of the 2018 Incentive Plan	3,578,000	[1]
Automatic increase approved by the Board of the Company in:
January 2020	1,600,000	[1]
January 2021	1,600,000	[1]
January 2022	800,000
January 2023	800,000
Total	8,378,000

[1]	The number of awards has been adjusted retroactively to reflect the 2021 Share Split.